Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 7.2%
17,172		Ampol Ltd.	$350,101	0.0
215,547		ANZ Group Holdings Ltd.	3,321,602	0.3
85,023		APA Group - Stapled Security	577,579	0.1
42,790		Aristocrat Leisure Ltd.	1,069,856	0.1
13,950		ASX Ltd.	609,205	0.1
132,640		Aurizon Holdings Ltd.	298,753	0.0
365,041		BHP Group Ltd.	11,540,366	1.0
33,435		BlueScope Steel Ltd.	452,555	0.0
100,065		Brambles Ltd.	902,210	0.1
4,740		Cochlear Ltd.	754,609	0.1
96,444		Coles Group Ltd.	1,165,300	0.1
122,107		Commonwealth Bank of Australia	8,062,167	0.7
39,154		Computershare Ltd.	568,719	0.1
34,748		CSL Ltd.	6,729,652	0.6
77,505		Dexus	391,852	0.0
11,677		EBOS Group Ltd.	340,268	0.0
103,246		Endeavour Group Ltd./Australia	469,077	0.0
122,028		Fortescue Metals Group Ltd.	1,834,270	0.2
121,955		Goodman Group	1,547,588	0.1
138,036		GPT Group	394,473	0.0
15,043		IDP Education Ltd.	277,219	0.0
49,112		IGO Ltd.	421,142	0.0
177,634		Insurance Australia Group Ltd.	559,137	0.1
49,663		Lendlease Corp., Ltd. - Stapled Security	241,690	0.0
160,388		Lottery Corp. Ltd./The	551,631	0.1
26,457		Macquarie Group Ltd.	3,132,497	0.3
198,452		Medibank Pvt Ltd.	447,840	0.0
12,308		Mineral Resources Ltd.	665,332	0.1
284,337		Mirvac Group	398,247	0.0
227,177		National Australia Bank Ltd.	4,233,067	0.4
64,400		Newcrest Mining Ltd.	1,149,564	0.1
83,538		Northern Star Resources Ltd.	685,024	0.1
32,629		Orica Ltd.	337,071	0.0
124,140		Origin Energy Ltd.	691,346	0.1
183,627		Pilbara Minerals Ltd.	488,521	0.0
66,595	(1)	Qantas Airways Ltd.	297,243	0.0
106,987		QBE Insurance Group Ltd.	1,047,458	0.1
13,194		Ramsay Health Care Ltd.	589,549	0.1
3,808		REA Group Ltd.	355,071	0.0
16,292		Reece Ltd.	190,939	0.0
26,750		Rio Tinto Ltd.	2,149,354	0.2
227,405		Santos Ltd.	1,046,608	0.1
374,016		Scentre Group	692,334	0.1
24,283		Seek Ltd.	392,537	0.0
32,909		Sonic Healthcare Ltd.	771,484	0.1
330,542		South32 Ltd. - AUD	968,728	0.1
172,018		Stockland	460,628	0.0
91,089		Suncorp Group Ltd.	740,109	0.1
291,412		Telstra Group Ltd.	825,103	0.1
221,579		Transurban Group - Stapled Security	2,115,720	0.2
52,016		Treasury Wine Estates Ltd.	456,637	0.0
278,830		Vicinity Centres	364,667	0.0
15,607		Washington H Soul Pattinson & Co. Ltd.	316,303	0.0
81,753		Wesfarmers Ltd.	2,763,127	0.3
252,290		Westpac Banking Corp.	3,673,239	0.3
10,605		WiseTech Global Ltd.	467,189	0.0
136,823		Woodside Energy Group Ltd.	3,056,644	0.3
87,659		Woolworths Group Ltd.	2,228,526	0.2
			81,628,727	7.2

		Austria: 0.2%
24,777		Erste Group Bank AG	820,850	0.1
10,612		OMV AG	487,339	0.1
4,907		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	426,826	0.0
8,363		Voestalpine AG	284,366	0.0
			2,019,381	0.2

		Belgium: 0.9%
11,621		Ageas SA/NV	502,707	0.0
62,591		Anheuser-Busch InBev SA/NV	4,172,327	0.4
1,793		D'ieteren Group	348,887	0.0
2,382		Elia Group SA/NV	314,560	0.0
7,166		Groupe Bruxelles Lambert NV	611,549	0.1
18,024		KBC Group NV	1,238,448	0.1
1,111		Sofina SA	249,528	0.0
5,341		Solvay S.A.	610,833	0.1
9,110		UCB S.A.	814,221	0.1
15,092		Umicore SA	511,942	0.1
11,759		Warehouses De Pauw CVA	349,669	0.0
			9,724,671	0.9

		China: 0.5%
266,500		BOC Hong Kong Holdings Ltd.	829,683	0.1
124,100	(2)	Budweiser Brewing Co. APAC Ltd.	377,677	0.0
4,296	(1)	Futu Holdings Ltd. ADR	222,748	0.0
57,758		Prosus NV	4,522,705	0.4
			5,952,813	0.5

		Denmark: 3.0%
223		AP Moller - Maersk A/S - Class A	395,612	0.0
362		AP Moller - Maersk A/S - Class B	658,011	0.1
7,014		Carlsberg A/S	1,088,341	0.1
7,601		Chr Hansen Holding A/S	578,212	0.0
8,561		Coloplast A/S	1,127,204	0.1
49,703	(1)	Danske Bank A/S	999,964	0.1
6,640	(1)	Demant A/S	233,107	0.0
13,490		DSV A/S	2,615,678	0.2
4,748	(1)	Genmab A/S	1,794,769	0.2
119,290		Novo Nordisk A/S	18,945,803	1.7
14,738		Novozymes A/S	754,633	0.1
13,632	(2)	Orsted A/S	1,162,373	0.1
6,538		Pandora A/S	627,571	0.1
616		ROCKWOOL A/S	151,054	0.0
25,946		Tryg A/S	567,325	0.0
72,771		Vestas Wind Systems A/S	2,120,868	0.2
			33,820,525	3.0

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

		Finland: 1.2%
10,249		Elisa OYJ	618,134	0.1
32,328		Fortum OYJ	495,219	0.0
19,682		Kesko OYJ	422,994	0.0
24,492		Kone Oyj	1,277,362	0.1
47,788		Metso Outotec Oyj	521,818	0.1
30,486		Neste Oyj	1,506,134	0.1
389,946		Nokia OYJ - Finland	1,914,209	0.2
238,396		Nordea Bank Abp	2,545,663	0.2
7,704		Orion Oyj	344,355	0.0
34,571		Sampo OYJ	1,631,245	0.2
39,715		Stora Enso OYJ	516,690	0.1
38,461		UPM-Kymmene OYJ	1,291,833	0.1
34,111		Wartsila OYJ	321,916	0.0
			13,407,572	1.2

		France: 11.2%
12,320	(1)	Accor S.A.	400,538	0.0
2,139	(1)	Aeroports de Paris	305,369	0.0
37,716		Air Liquide SA	6,313,260	0.6
23,043		Alstom SA	627,379	0.1
4,407	(2)	Amundi SA	277,682	0.0
4,326		Arkema SA	427,137	0.0
135,543		AXA S.A.	4,136,462	0.4
3,018		BioMerieux	318,148	0.0
80,051		BNP Paribas	4,780,473	0.4
63,781		Bollore SE	394,273	0.0
16,191		Bouygues SA	546,062	0.1
21,186		Bureau Veritas SA	608,729	0.1
11,801		Capgemini SE	2,193,055	0.2
42,784		Carrefour S.A.	864,993	0.1
35,307		Cie de Saint-Gobain	2,006,986	0.2
48,886		Cie Generale des Etablissements Michelin SCA	1,494,368	0.1
3,415		Covivio SA/France	198,652	0.0
87,698		Credit Agricole SA	989,343	0.1
46,266		Danone	2,878,850	0.3
1,805		Dassault Aviation SA	357,085	0.0
48,030		Dassault Systemes SE	1,981,296	0.2
17,985		Edenred	1,064,443	0.1
6,003		Eiffage SA	649,623	0.1
131,614		Engie SA	2,082,761	0.2
20,956		EssilorLuxottica SA	3,778,863	0.3
3,140		Eurazeo SE	223,507	0.0
3,313		Gecina S.A.	343,893	0.0
31,706		Getlink SE	522,188	0.0
2,282		Hermes International	4,621,656	0.4
2,718		Ipsen SA	299,286	0.0
5,396		Kering SA	3,520,517	0.3
15,503		Klepierre SA	351,488	0.0
7,570	(2)	La Francaise des Jeux SAEM	315,501	0.0
19,227		Legrand S.A.	1,756,823	0.2
17,404		L'Oreal S.A.	7,776,884	0.7
19,945		LVMH Moet Hennessy Louis Vuitton SE	18,307,764	1.6
143,762		Orange SA	1,707,925	0.2
14,870		Pernod Ricard SA	3,367,042	0.3
16,463		Publicis Groupe	1,285,104	0.1
1,679		Remy Cointreau SA	305,719	0.0
13,851	(1)	Renault S.A.	564,516	0.1
24,630		Safran S.A.	3,646,159	0.3
82,201		Sanofi	8,917,098	0.8
1,993		Sartorius Stedim Biotech	611,446	0.1
39,095		Schneider Electric SE	6,533,738	0.6
1,794		SEB SA	204,130	0.0
58,180		Societe Generale	1,310,880	0.1
6,375		Sodexo SA	622,653	0.1
4,260		Teleperformance	1,029,366	0.1
7,689		Thales S.A.	1,136,799	0.1
179,297		TotalEnergies SE	10,572,064	0.9
8,499	(1)	Unibail-Rodamco-Westfield	457,299	0.0
14,915		Valeo	306,054	0.0
47,959		Veolia Environnement	1,479,887	0.1
38,782		Vinci SA	4,446,082	0.4
51,924		Vivendi SE	525,034	0.0
1,920		Wendel SE	203,021	0.0
17,237	(1),(2)	Worldline SA/France	732,550	0.1
			127,679,903	11.2

		Germany: 7.9%
11,674		Adidas AG	2,069,488	0.2
29,063		Allianz SE	6,708,818	0.6
71,992		Aroundtown SA	102,916	0.0
66,185		BASF SE	3,474,640	0.3
70,793		Bayer AG	4,522,390	0.4
23,859		Bayerische Motoren Werke AG	2,614,926	0.2
5,902		Bechtle AG	282,633	0.0
7,264		Beiersdorf AG	944,959	0.1
11,133		Brenntag SE	837,831	0.1
2,900		Carl Zeiss Meditec AG	403,947	0.0
76,708	(1)	Commerzbank AG	807,604	0.1
7,927		Continental AG	593,968	0.1
13,922	(2)	Covestro AG	576,559	0.1
32,616	(1)	Daimler Truck Holding AG	1,100,763	0.1
12,382	(1),(2)	Delivery Hero SE	422,413	0.0
148,931		Deutsche Bank AG	1,514,515	0.1
13,691		Deutsche Boerse AG	2,665,789	0.2
43,073	(1)	Deutsche Lufthansa AG	479,082	0.0
71,429		Deutsche Post AG	3,345,438	0.3
233,559		Deutsche Telekom AG	5,659,695	0.5
161,782		E.ON AG	2,018,194	0.2
15,111		Evonik Industries AG	317,924	0.0
14,800		Fresenius Medical Care AG & Co. KGaA	628,177	0.1
30,440		Fresenius SE & Co. KGaA	821,982	0.1
10,915		GEA Group AG	497,918	0.1
4,345		Hannover Rueck SE	849,801	0.1
10,436		HeidelbergCement AG	762,011	0.1
11,770	(1)	HelloFresh SE	280,684	0.0
7,488		Henkel AG & Co. KGaA	544,730	0.1
94,104		Infineon Technologies AG	3,864,417	0.3
5,227		Knorr-Bremse AG	348,177	0.0
5,340		LEG Immobilien SE	293,466	0.0
57,819		Mercedes-Benz Group AG	4,446,461	0.4
9,313		Merck KGaA	1,736,275	0.2
3,851		MTU Aero Engines AG	963,678	0.1
10,095		Muenchener Rueckversicherungs-Gesellschaft AG	3,529,588	0.3
4,161		Nemetschek SE	287,238	0.0
7,608		Puma SE	471,641	0.0
369		Rational AG	248,037	0.0
3,139		Rheinmetall AG	929,934	0.1
46,292		RWE AG	1,991,879	0.2
75,247		SAP SE	9,501,519	0.8
5,779	(2)	Scout24 SE	343,731	0.0
55,126		Siemens AG	8,930,665	0.8
37,430	(1)	Siemens Energy AG	825,391	0.1
20,321	(2)	Siemens Healthineers AG	1,171,552	0.1
9,568		Symrise AG	1,041,232	0.1

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

75,021		Telefonica Deutschland Holding AG	230,934	0.0
6,227		United Internet AG	107,342	0.0
2,126		Volkswagen AG	364,664	0.0
51,614		Vonovia SE	972,144	0.1
16,139	(1),(2)	Zalando SE	676,397	0.1
			89,126,157	7.9

		Hong Kong: 2.4%
852,000		AIA Group Ltd.	8,935,229	0.8
143,000		CK Asset Holdings Ltd.	866,962	0.1
193,500		CK Hutchison Holdings Ltd.	1,197,116	0.1
45,500		CK Infrastructure Holdings Ltd.	247,560	0.0
118,500		CLP Holdings Ltd.	856,297	0.1
143,800	(2)	ESR Group Ltd.	257,874	0.0
146,000		Hang Lung Properties Ltd.	273,197	0.0
55,100		Hang Seng Bank Ltd.	783,265	0.1
105,000		Henderson Land Development Co., Ltd.	363,279	0.0
273,000		HKT Trust & HKT Ltd. - Stapled Security	362,402	0.0
807,000		Hong Kong & China Gas	710,493	0.1
86,800		Hong Kong Exchanges and Clearing Ltd.	3,847,387	0.4
75,600		Hongkong Land Holdings Ltd. - HKHGF	332,600	0.0
4,600		Hongkong Land Holdings Ltd. - HKL	20,238	0.0
11,500		Jardine Matheson Holdings Ltd.	558,555	0.1
182,200		Link REIT	1,171,589	0.1
111,500		MTR Corp.	538,131	0.1
109,000		New World Development Co. Ltd.	292,186	0.0
100,000		Power Assets Holdings Ltd.	536,482	0.1
250,000		Sino Land Co.	338,080	0.0
97,000		SITC International Holdings Co. Ltd.	208,468	0.0
104,500		Sun Hung Kai Properties Ltd.	1,464,004	0.1
33,500		Swire Pacific Ltd. - Class A	257,447	0.0
84,400		Swire Properties Ltd.	217,221	0.0
99,000		Techtronic Industries Co., Ltd.	1,072,676	0.1
601,000	(2)	WH Group Ltd.	358,284	0.0
120,000		Wharf Real Estate Investment Co. Ltd.	690,884	0.1
133,000		Xinyi Glass Holding Co. Ltd.	237,923	0.0
			26,995,829	2.4

		Ireland: 0.8%
77,058		AIB Group PLC	311,897	0.0
77,127		Bank of Ireland Group PLC	780,398	0.1
53,832		CRH PLC	2,719,619	0.2
7,113		DCC PLC	414,624	0.0
12,043	(1)	Flutter Entertainment PLC	2,191,491	0.2
32,114		James Hardie Industries SE	691,213	0.1
11,477		Kerry Group PLC - KYG	1,144,552	0.1
11,130		Kingspan Group Plc	762,690	0.1
17,813		Smurfit Kappa PLC	646,082	0.0
			9,662,566	0.8

		Israel: 0.7%
3,058		Azrieli Group Ltd.	175,708	0.0
91,515		Bank Hapoalim BM	761,634	0.1
111,246		Bank Leumi Le-Israel BM	841,552	0.1
149,463		Bezeq Israeli Telecommunication Corp., Ltd.	203,485	0.0
7,230	(1)	Check Point Software Technologies	939,900	0.1
2,934	(1)	CyberArk Software Ltd.	434,173	0.0
1,917		Elbit Systems Ltd.	326,486	0.0
3,736		First International Bank Of Israel Ltd.	132,246	0.0
51,090		ICL Group Ltd.	346,164	0.0
89,138		Israel Discount Bank Ltd.	437,866	0.1
11,118		Mizrahi Tefahot Bank Ltd.	348,536	0.1
4,578	(1)	Nice Ltd.	1,042,861	0.1
80,033	(1)	Teva Pharmaceutical Industries Ltd. ADR	708,292	0.1
7,875	(1)	Tower Semiconductor Ltd.	335,695	0.0
4,126	(1)	Wix.com Ltd.	411,775	0.0
			7,446,373	0.7

		Italy: 2.0%
8,972		Amplifon S.p.A.	310,976	0.0
80,043		Assicurazioni Generali S.p.A.	1,594,832	0.2
37,667		Davide Campari-Milano NV	459,609	0.1
1,814		DiaSorin SpA	191,164	0.0
586,085		Enel S.p.A.	3,574,519	0.3
180,152		ENI S.p.A.	2,512,477	0.2
9,083		Ferrari NV	2,461,356	0.2
43,965		FinecoBank Banca Fineco SpA	673,595	0.1
24,217	(2)	Infrastrutture Wireless Italiane SpA	318,172	0.0
1,163,076		Intesa Sanpaolo SpA	2,984,981	0.3
42,785		Mediobanca Banca di Credito Finanziario SpA	429,945	0.0
14,791		Moncler SpA	1,021,641	0.1
42,532	(1),(2)	Nexi SpA	345,665	0.0
37,647	(2)	Poste Italiane SpA	383,910	0.0
18,356		Prysmian SpA	770,785	0.1
7,535		Recordati Industria Chimica e Farmaceutica SpA	318,727	0.0
145,309		Snam SpA	770,438	0.1
718,012	(1)	Telecom Italia S.p.A. - TIT	236,790	0.0
101,387		Terna - Rete Elettrica Nazionale	832,126	0.1
138,434		UniCredit SpA	2,609,197	0.2
			22,800,905	2.0

		Japan: 21.1%
13,100		Advantest Corp.	1,214,453	0.1
47,100		Aeon Co., Ltd.	913,778	0.1
13,900		AGC, Inc.	518,205	0.1
10,600		Aisin Corp.	292,163	0.0
32,900		Ajinomoto Co., Inc.	1,144,521	0.1
11,500	(1)	ANA Holdings, Inc.	249,952	0.0
32,900		Asahi Group Holdings, Ltd.	1,224,473	0.1
15,700		Asahi Intecc Co. Ltd.	277,392	0.0

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

90,400	Asahi Kasei Corp.	633,172	0.1
132,300	Astellas Pharma, Inc.	1,879,628	0.2
8,300	Azbil Corp.	227,333	0.0
43,200	Bandai Namco Holdings, Inc.	931,355	0.1
9,500	BayCurrent Consulting, Inc.	394,422	0.0
41,100	Bridgestone Corp.	1,669,593	0.2
16,700	Brother Industries Ltd.	251,601	0.0
72,100	Canon, Inc.	1,605,657	0.1
12,500	Capcom Co., Ltd.	447,383	0.0
10,400	Central Japan Railway Co.	1,240,925	0.1
38,200	Chiba Bank Ltd.	246,553	0.0
46,400	Chubu Electric Power Co., Inc.	489,493	0.1
48,400	Chugai Pharmaceutical Co., Ltd.	1,195,123	0.1
78,400	Concordia Financial Group Ltd.	288,978	0.0
31,000	CyberAgent, Inc.	262,658	0.0
16,000	Dai Nippon Printing Co., Ltd.	447,976	0.0
21,900	Daifuku Co., Ltd.	406,621	0.0
70,600	Dai-ichi Life Holdings, Inc.	1,297,874	0.1
126,300	Daiichi Sankyo Co., Ltd.	4,607,127	0.4
18,000	Daikin Industries Ltd.	3,229,318	0.3
4,500	Daito Trust Construction Co., Ltd.	448,334	0.0
43,200	Daiwa House Industry Co., Ltd.	1,017,846	0.1
159	Daiwa House REIT Investment Corp.	325,792	0.0
96,100	Daiwa Securities Group, Inc.	451,153	0.0
31,200	Denso Corp.	1,761,160	0.2
14,600	Dentsu Group, Inc.	514,625	0.1
6,300	Disco Corp.	732,890	0.1
21,800	East Japan Railway Co.	1,206,446	0.1
18,200	Eisai Co., Ltd.	1,033,752	0.1
221,100	ENEOS Holdings, Inc.	775,732	0.1
69,000	Fanuc Ltd.	2,491,741	0.2
12,600	Fast Retailing Co., Ltd.	2,758,298	0.3
9,100	Fuji Electric Co. Ltd.	359,362	0.0
26,000	Fuji Film Holdings Corp.	1,319,838	0.1
14,200	Fujitsu Ltd.	1,918,850	0.2
323	GLP J-Reit	349,140	0.0
3,000	GMO Payment Gateway, Inc.	259,732	0.0
16,800	Hakuhodo DY Holdings, Inc.	190,469	0.0
10,100	Hamamatsu Photonics KK	544,812	0.1
16,500	Hankyu Hanshin Holdings, Inc.	489,259	0.1
1,400	Hikari Tsushin, Inc.	196,737	0.0
2,100	Hirose Electric Co., Ltd.	274,736	0.0
7,800	Hitachi Construction Machinery Co., Ltd.	181,797	0.0
69,800	Hitachi Ltd.	3,836,256	0.3
117,500	Honda Motor Co., Ltd.	3,108,012	0.3
7,800	Hoshizaki Corp.	288,166	0.0
25,700	Hoya Corp.	2,840,167	0.3
27,700	Hulic Co. Ltd.	227,840	0.0
8,100	Ibiden Co., Ltd.	324,837	0.0
15,000	Idemitsu Kosan Co., Ltd.	328,392	0.0
9,800	Iida Group Holdings Co. Ltd.	160,001	0.0
74,900	Inpex Corp.	792,631	0.1
42,000	Isuzu Motors Ltd.	501,942	0.1
85,700	Itochu Corp.	2,790,945	0.3
6,500	Itochu Techno-Solutions Corp.	160,160	0.0
10,400	Japan Airlines Co. Ltd.	202,780	0.0
36,200	Japan Exchange Group, Inc.	553,638	0.1
504	Japan Metropolitan Fund Invest	368,047	0.0
106,300	Japan Post Bank Co. Ltd.	868,201	0.1
171,300	Japan Post Holdings Co. Ltd.	1,390,267	0.1
14,400	Japan Post Insurance Co. Ltd.	224,436	0.0
90	Japan Real Estate Investment Corp.	358,672	0.0
86,500	Japan Tobacco, Inc.	1,827,187	0.2
35,400	JFE Holdings, Inc.	449,312	0.0
12,800	JSR Corp.	302,800	0.0
30,500	Kajima Corp.	368,057	0.0
50,700	Kansai Electric Power Co., Inc.	493,764	0.1
33,600	Kao Corp.	1,307,890	0.1
116,200	KDDI Corp.	3,583,349	0.3
7,400	Keio Corp.	259,849	0.0
9,300	Keisei Electric Railway Co., Ltd.	286,462	0.0
14,000	Keyence Corp.	6,861,523	0.6
10,500	Kikkoman Corp.	536,062	0.1
12,400	Kintetsu Group Holdings Co., Ltd.	399,453	0.0
59,300	Kirin Holdings Co., Ltd.	938,172	0.1
3,600	Kobayashi Pharmaceutical Co., Ltd.	220,174	0.0
10,800	Kobe Bussan Co. Ltd.	301,560	0.0
8,000	Koei Tecmo Holdings Co. Ltd.	144,587	0.0
15,100	Koito Manufacturing Co., Ltd.	286,239	0.0
66,600	Komatsu Ltd.	1,653,354	0.2
6,700	Konami Holdings Corp.	307,514	0.0
2,400	Kose Corp.	285,260	0.0
72,900	Kubota Corp.	1,105,261	0.1
7,500	Kurita Water Industries, Ltd.	343,553	0.0
23,100	Kyocera Corp.	1,205,034	0.1
19,500	Kyowa Kirin Co., Ltd.	425,715	0.0
5,400	Lasertec Corp.	959,469	0.1
20,700	Lixil Corp.	341,671	0.0
31,800	M3, Inc.	800,376	0.1
16,100	Makita Corp.	400,968	0.0
111,400	Marubeni Corp.	1,515,009	0.1
8,200	Matsumotokiyoshi Holdings Co., Ltd.	434,368	0.0
41,000	Mazda Motor Corp.	378,184	0.0
6,200	McDonald's Holdings Co. Japan Ltd.	257,760	0.0
16,000	MEIJI Holdings Co., Ltd.	380,532	0.0
26,200	Minebea Mitsumi, Inc.	500,328	0.1
20,500	MISUMI Group, Inc.	515,130	0.1
92,300	Mitsubishi Chemical Holdings Corp.	548,952	0.1
90,300	Mitsubishi Corp.	3,245,062	0.3
139,300	Mitsubishi Electric Corp.	1,664,654	0.2
81,100	Mitsubishi Estate Co., Ltd.	964,657	0.1
47,600	Mitsubishi HC Capital, Inc.	245,794	0.0
23,100	Mitsubishi Heavy Industries Ltd.	851,028	0.1

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

861,400		Mitsubishi UFJ Financial Group, Inc.	5,520,427	0.5
103,300		Mitsui & Co., Ltd.	3,219,845	0.3
13,300		Mitsui Chemicals, Inc.	343,414	0.0
65,300		Mitsui Fudosan Co., Ltd.	1,226,624	0.1
24,800		Mitsui OSK Lines Ltd.	621,926	0.1
173,800		Mizuho Financial Group, Inc.	2,462,324	0.2
18,100		MonotaRO Co. Ltd.	227,981	0.0
30,900		MS&AD Insurance Group Holdings, Inc.	957,618	0.1
41,400		Murata Manufacturing Co., Ltd.	2,523,133	0.2
17,700		NEC Corp.	683,312	0.1
34,300		Nexon Co. Ltd.	819,042	0.1
17,100		NGK Insulators Ltd.	226,755	0.0
32,200		Nidec Corp.	1,675,721	0.2
21,800		Nihon M&A Center Holdings, Inc.	163,399	0.0
5,500		Niippon Express Holdings, Inc.	331,872	0.0
79,500		Nintendo Co., Ltd.	3,087,907	0.3
110		Nippon Building Fund, Inc.	457,879	0.0
59,800		Nippon Paint Holdings Co., Ltd.	562,305	0.1
154		Nippon Prologis REIT, Inc.	326,025	0.0
12,500		Nippon Sanso Holdings Corp.	225,832	0.0
3,500		Nippon Shinyaku Co., Ltd.	154,438	0.0
58,200		Nippon Steel Corp.	1,372,443	0.1
86,100		Nippon Telegraph & Telephone Corp.	2,572,904	0.2
34,900		Nippon Yusen KK	815,206	0.1
9,200		Nissan Chemical Corp.	417,836	0.0
167,300		Nissan Motor Co., Ltd.	633,162	0.1
13,400		Nisshin Seifun Group, Inc.	156,819	0.0
4,400		Nissin Food Products Co., Ltd.	402,335	0.0
5,800		Nitori Co., Ltd.	700,419	0.1
10,300		Nitto Denko Corp.	666,629	0.1
209,700		Nomura Holdings, Inc.	808,461	0.1
8,600		Nomura Real Estate Holdings, Inc.	190,435	0.0
306		Nomura Real Estate Master Fund, Inc.	342,900	0.0
28,600		Nomura Research Institute Ltd.	668,889	0.1
45,500		NTT Data Corp.	598,168	0.1
46,800		Obayashi Corp.	358,134	0.0
5,000		Obic Co., Ltd.	791,968	0.1
21,200		Odakyu Electric Railway Co., Ltd.	275,819	0.0
58,500		Oji Holdings Corp.	231,622	0.0
88,000		Olympus Corp.	1,545,523	0.1
13,400		Omron Corp.	784,260	0.1
26,100		Ono Pharmaceutical Co., Ltd.	543,877	0.1
5,600		Open House Group Co. Ltd.	210,001	0.0
2,800		Oracle Corp. Japan	202,218	0.0
72,000		Oriental Land Co., Ltd.	2,465,225	0.2
86,100		ORIX Corp.	1,419,618	0.1
27,000		Osaka Gas Co., Ltd.	443,551	0.0
8,200		Otsuka Corp.	291,221	0.0
28,100		Otsuka Holdings Co. Ltd.	892,164	0.1
27,400		Pan Pacific International Holdings Corp.	530,087	0.1
159,200		Panasonic Holdings Corp.	1,424,381	0.1
12,800		Persol Holdings Co. Ltd.	257,727	0.0
63,000		Rakuten Group, Inc.	293,819	0.0
103,900		Recruit Holdings Co. Ltd.	2,858,189	0.3
84,700	(1)	Renesas Electronics Corp.	1,226,525	0.1
155,700		Resona Holdings, Inc.	751,119	0.1
39,500		Ricoh Co., Ltd.	296,295	0.0
6,300		Rohm Co., Ltd.	525,083	0.1
17,700		SBI Holdings, Inc.	351,519	0.0
10,600		SCSK Corp.	155,204	0.0
15,100		Secom Co., Ltd.	930,578	0.1
20,200		Seiko Epson Corp.	288,619	0.0
26,300		Sekisui Chemical Co., Ltd.	373,525	0.0
44,400		Sekisui House Ltd.	904,927	0.1
54,300		Seven & I Holdings Co., Ltd.	2,452,956	0.2
20,800		SG Holdings Co. Ltd.	308,426	0.0
15,400	(1)	Sharp Corp.	108,885	0.0
17,100		Shimadzu Corp.	536,813	0.1
5,300		Shimano, Inc.	918,945	0.1
39,800		Shimizu Corp.	225,556	0.0
133,500		Shin-Etsu Chemical Co., Ltd.	4,333,550	0.4
19,100		Shionogi & Co., Ltd.	861,515	0.1
28,800		Shiseido Co., Ltd.	1,350,238	0.1
32,200		Shizuoka Financial Group, Inc.	231,226	0.0
4,100		SMC Corp.	2,173,477	0.2
207,000		SoftBank Corp.	2,389,567	0.2
86,900		SoftBank Group Corp.	3,416,345	0.3
22,500		Sompo Holdings, Inc.	891,565	0.1
90,900		Sony Group Corp.	8,279,479	0.7
6,200		Square Enix Holdings Co., Ltd.	297,945	0.0
44,300		Subaru Corp.	707,188	0.1
25,200		Sumco Corp.	379,107	0.0
107,400		Sumitomo Chemical Co., Ltd.	361,614	0.0
81,200		Sumitomo Corp.	1,438,487	0.1
51,500		Sumitomo Electric Industries Ltd.	661,616	0.1
17,800		Sumitomo Metal Mining Co., Ltd.	681,098	0.1
94,100		Sumitomo Mitsui Financial Group, Inc.	3,765,654	0.3
23,900		Sumitomo Mitsui Trust Holdings, Inc.	821,108	0.1
22,300		Sumitomo Realty & Development Co., Ltd.	503,566	0.1
10,000		Suntory Beverage & Food Ltd.	372,485	0.0
26,500		Suzuki Motor Corp.	965,062	0.1
12,100		Sysmex Corp.	794,142	0.1
38,200		T&D Holdings, Inc.	473,446	0.1
13,000		Taisei Corp.	402,205	0.0
108,300		Takeda Pharmaceutical Co., Ltd.	3,556,958	0.3
28,000		TDK Corp.	1,005,092	0.1
46,500		Terumo Corp.	1,257,608	0.1
16,300		TIS, Inc.	431,064	0.0
13,600		Tobu Railway Co., Ltd.	325,594	0.0
8,100		Toho Co., Ltd.	310,546	0.0
132,300		Tokio Marine Holdings, Inc.	2,546,108	0.2

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

110,000	(1)	Tokyo Electric Power Co., Inc.	392,944	0.0
32,400		Tokyo Electron Ltd.	3,958,181	0.4
28,200		Tokyo Gas Co., Ltd.	529,969	0.1
38,300		Tokyu Corp.	509,855	0.1
18,900		Toppan, Inc.	380,879	0.0
99,900		Toray Industries, Inc.	571,501	0.1
28,100		Toshiba Corp.	943,586	0.1
18,700		Tosoh Corp.	254,124	0.0
10,200		Toto Ltd.	341,738	0.0
10,600		Toyota Industries Corp.	590,537	0.1
764,200		Toyota Motor Corp.	10,878,700	1.0
15,300		Toyota Tsusho Corp.	652,350	0.1
9,600		Trend Micro, Inc.	470,980	0.0
29,100		Unicharm Corp.	1,196,177	0.1
14,800		USS Co., Ltd.	256,774	0.0
6,400		Welcia Holdings Co. Ltd.	137,015	0.0
15,800		West Japan Railway Co.	650,827	0.1
9,200		Yakult Honsha Co., Ltd.	668,476	0.1
10,100		Yamaha Corp.	390,102	0.0
21,500		Yamaha Motor Co., Ltd.	562,672	0.1
20,500		Yamato Holdings Co., Ltd.	351,888	0.0
17,300		Yaskawa Electric Corp.	758,776	0.1
16,500		Yokogawa Electric Corp.	268,678	0.0
192,600		Z Holdings Corp.	546,108	0.1
9,000		ZOZO, Inc.	205,847	0.0
			239,203,794	21.1

		Luxembourg: 0.1%
9,713		Eurofins Scientific SE	650,382	0.1
34,028		Tenaris S.A.	482,152	0.0
			1,132,534	0.1

		Macau: 0.1%
157,000	(1)	Galaxy Entertainment Group Ltd.	1,050,199	0.1
174,800	(1)	Sands China Ltd.	607,254	0.0
			1,657,453	0.1

		Netherlands: 6.4%
29,104	(2)	ABN AMRO Bank NV	461,517	0.0
1,563	(1),(2)	Adyen NV	2,490,540	0.2
129,204		Aegon NV	554,696	0.1
11,959	(1)	AerCap Holdings NV	672,455	0.1
42,598		Airbus SE	5,689,734	0.5
13,087		Akzo Nobel NV	1,023,599	0.1
37,953		ArcelorMittal SA	1,149,840	0.1
3,987	(1)	Argenx SE	1,480,601	0.1
3,378		ASM International NV	1,371,139	0.1
29,050		ASML Holding NV	19,796,153	1.7
6,174	(2)	Euronext NV	472,776	0.0
7,815	(1)	EXOR NV	644,424	0.1
8,302		Heineken Holding NV	761,696	0.1
18,678		Heineken NV	2,006,975	0.2
4,107		IMCD NV	671,563	0.1
268,532		ING Groep NV	3,188,924	0.3
7,246		JDE Peet's NV	210,760	0.0
13,228	(1),(2)	Just Eat Takeaway.com NV	252,431	0.0
75,354		Koninklijke Ahold Delhaize NV	2,574,490	0.2
12,595		Koninklijke DSM NV	1,490,554	0.1
238,036		Koninklijke KPN NV	841,120	0.1
64,084		Koninklijke Philips NV	1,177,029	0.1
20,105		NN Group NV	730,014	0.1
7,592		OCI NV	257,369	0.0
16,408	(1)	QIAGEN NV	747,330	0.1
8,616		Randstad NV	511,488	0.0
508,580		Shell PLC	14,493,739	1.3
162,088		Stellantis NV (STLAM)	2,947,790	0.3
52,272		Universal Music Group NV	1,323,781	0.1
18,556		Wolters Kluwer NV	2,342,456	0.2
			72,336,983	6.4

		New Zealand: 0.2%
90,211	(1)	Auckland International Airport Ltd.	490,927	0.0
41,618		Fisher & Paykel Healthcare Corp. Ltd.	695,725	0.1
49,938		Mercury NZ Ltd.	197,525	0.0
92,999		Meridian Energy Ltd.	305,951	0.0
134,979		Spark New Zealand Ltd.	427,641	0.0
9,738	(1)	Xero Ltd.	590,623	0.1
			2,708,392	0.2

		Norway: 0.6%
19,717	(1)	Adevinta ASA	139,972	0.0
22,772		Aker BP ASA	558,484	0.1
67,031		DNB Bank ASA	1,199,570	0.1
68,647		Equinor ASA	1,951,526	0.2
14,412		Gjensidige Forsikring ASA	235,669	0.0
6,389		Kongsberg Gruppen ASA	258,261	0.0
29,810		Mowi ASA	551,365	0.0
96,909		Norsk Hydro ASA	723,273	0.1
54,122		Orkla ASA	383,861	0.0
4,706		Salmar ASA	204,992	0.0
50,422		Telenor ASA	591,207	0.1
11,931		Yara International ASA	518,528	0.0
			7,316,708	0.6

		Portugal: 0.2%
211,057		EDP - Energias de Portugal SA	1,150,036	0.1
36,121		Galp Energia SGPS SA	408,721	0.0
20,406		Jeronimo Martins SGPS SA	478,989	0.1
			2,037,746	0.2

		Singapore: 1.5%
382,500		CapitaLand Integrated Commercial Trust	570,472	0.1
187,500		Capitaland Investment Ltd./Singapore	520,222	0.1
242,200		CapLand Ascendas REIT	522,235	0.1
29,500		City Developments Ltd.	163,694	0.0
130,500		DBS Group Holdings Ltd.	3,244,457	0.3
435,700		Genting Singapore Ltd.	367,734	0.0
93,861	(1)	Grab Holdings Ltd.	282,522	0.0
6,700		Jardine Cycle & Carriage Ltd.	157,778	0.0
105,000		Keppel Corp., Ltd.	445,486	0.1
242,600		Mapletree Logistics Trust	312,945	0.0
169,800		Mapletree Pan Asia Commercial Trust	230,217	0.0
244,000		Oversea-Chinese Banking Corp., Ltd.	2,274,516	0.2
26,039	(1)	Sea Ltd. ADR	2,253,675	0.2
3,335,931	(1)	SembCorp Marine Ltd.	299,402	0.0
96,600		Singapore Airlines Ltd.	416,681	0.0
61,800		Singapore Exchange Ltd.	437,637	0.0
112,500		Singapore Technologies Engineering Ltd.	309,697	0.0
595,000		Singapore Telecommunications Ltd.	1,102,459	0.1
85,000		United Overseas Bank Ltd.	1,906,469	0.2
32,200		UOL Group Ltd.	168,126	0.0

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

20,000		Venture Corp. Ltd.	266,189	0.0
138,400		Wilmar International Ltd.	438,467	0.1
			16,691,080	1.5

		Spain: 2.6%
1,779		Acciona SA	356,939	0.0
15,622		ACS Actividades de Construccion y Servicios SA	497,559	0.1
5,404	(1),(2)	Aena SME SA	873,876	0.1
32,463	(1)	Amadeus IT Group SA	2,177,743	0.2
434,527		Banco Bilbao Vizcaya Argentaria SA	3,106,604	0.3
1,210,197		Banco Santander SA	4,509,796	0.4
319,466		CaixaBank SA	1,246,547	0.1
40,727	(2)	Cellnex Telecom SA	1,583,784	0.1
4,745		Corp ACCIONA Energias Renovables SA	184,020	0.0
18,225		EDP Renovaveis S.A.	417,463	0.0
17,935		Enagas	344,635	0.0
22,888		Endesa S.A.	497,125	0.1
35,114		Ferrovial SA - FERE	1,034,021	0.1
21,495	(1)	Grifols SA	212,764	0.0
442,786		Iberdrola S.A. - IBEE	5,516,166	0.5
78,605		Industria de Diseno Textil SA	2,640,763	0.2
10,480		Naturgy Energy Group SA	315,486	0.0
29,242		Red Electrica Corp. SA	514,553	0.1
99,255		Repsol SA	1,526,338	0.1
374,545		Telefonica S.A.	1,613,104	0.2
			29,169,286	2.6

		Sweden: 3.1%
20,877		Alfa Laval AB	745,457	0.1
72,225		Assa Abloy AB	1,729,968	0.2
193,556		Atlas Copco AB - A Shares	2,452,034	0.2
112,476		Atlas Copco AB - B Shares	1,293,783	0.1
19,709		Boliden AB	774,253	0.1
15,846		Electrolux AB	192,599	0.0
47,241	(1)	Embracer Group AB	221,435	0.0
47,488		Epiroc AB-A	942,638	0.1
28,101		Epiroc AB-B	479,135	0.1
25,618		EQT AB	523,309	0.1
43,884		Essity AB	1,253,498	0.1
13,176	(2)	Evolution AB	1,765,300	0.2
45,468	(1)	Fastighets AB Balder	186,809	0.0
16,483		Getinge AB	401,992	0.0
52,628		H & M Hennes & Mauritz AB	752,451	0.1
140,258		Hexagon AB	1,614,286	0.2
6,760		Holmen AB	260,613	0.0
30,237		Husqvarna AB - B Shares	262,451	0.0
9,396		Industrivarden AB-Class A	253,951	0.0
11,097		Industrivarden AB-Class C	299,223	0.0
19,690		Indutrade AB	419,023	0.0
10,669		Investment AB Latour	217,201	0.0
35,936		Investor AB-A SHS	733,273	0.1
131,288		Investor AB-B SHS	2,615,335	0.2
17,488	(1)	Kinnevik AB	261,496	0.0
16,798		Lifco AB	362,209	0.0
5,477		Lundbergforetagen AB	248,039	0.0
109,206		Nibe Industrier AB	1,244,853	0.1
13,739		Sagax AB	316,689	0.0
76,832		Sandvik AB	1,630,820	0.2
35,457		Securitas AB	315,413	0.0
116,443		Skandinaviska Enskilda Banken AB	1,285,329	0.1
24,515		Skanska AB	375,489	0.0
27,624		SKF AB - B Shares	544,108	0.1
43,659		Svenska Cellulosa AB SCA	575,013	0.1
105,105		Svenska Handelsbanken AB	910,300	0.1
65,257		Swedbank AB	1,073,127	0.1
12,278	(1)	Swedish Orphan Biovitrum AB	286,085	0.0
40,903		Tele2 AB	407,111	0.0
210,326		Telefonaktiebolaget LM Ericsson	1,232,894	0.1
191,553		Telia Co. AB	486,404	0.1
14,430		Volvo AB	310,388	0.0
108,741		Volvo AB - B Shares	2,240,788	0.2
42,941	(1)	Volvo Car AB	187,853	0.0
			34,684,425	3.1

		Switzerland: 10.3%
113,263		ABB Ltd.	3,896,420	0.3
11,530		Adecco Group AG	419,981	0.0
36,008		Alcon, Inc.	2,556,119	0.2
2,391		Bachem Holding AG	240,444	0.0
3,300		Baloise Holding AG	513,864	0.0
2,171		Banque Cantonale Vaudoise	204,869	0.0
257		Barry Callebaut AG	544,524	0.1
1,522		BKW AG	239,302	0.0
75		Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	885,799	0.1
8		Chocoladefabriken Lindt & Spruengli AG - Registered	947,489	0.1
37,615		Cie Financiere Richemont SA	6,031,797	0.5
15,548		Clariant AG	257,931	0.0
14,528		Coca-Cola HBC AG	397,705	0.0
259,554		Credit Suisse Group AG	233,086	0.0
506		EMS-Chemie Holding AG	418,275	0.0
2,585		Geberit AG - Reg	1,443,586	0.1
665		Givaudan	2,164,435	0.2
742,223		Glencore PLC	4,270,891	0.4
39,945		Holcim AG	2,576,107	0.2
15,406		Julius Baer Group Ltd.	1,052,360	0.1
3,916		Kuehne & Nagel International AG	1,166,323	0.1
12,474		Logitech International SA	728,064	0.1
5,366		Lonza Group AG	3,230,330	0.3
198,164		Nestle SA	24,162,248	2.1
155,890		Novartis AG	14,313,592	1.3
1,635		Partners Group	1,539,716	0.1
1,922		Roche Holding AG-BR	577,543	0.1
50,626		Roche Holding AG-GENUSSCHEIN	14,466,005	1.3
2,934		Schindler Holding AG - Part Cert	650,109	0.1
1,692		Schindler Holding AG - Reg	358,059	0.0
459		SGS SA	1,012,439	0.1
22,037		SIG Group AG	567,743	0.1
10,524		Sika AG	2,951,934	0.3
3,746		Sonova Holding AG - Reg	1,105,028	0.1
49,250		STMicroelectronics NV-STM1	2,624,233	0.2
8,043		Straumann Holding AG	1,206,327	0.1

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

2,085	Swatch Group AG - BR	718,055	0.1
3,791	Swatch Group AG - Reg	240,374	0.0
2,221	Swiss Life Holding AG	1,370,594	0.1
5,528	Swiss Prime Site AG	459,695	0.0
21,735	Swiss Re Ltd.	2,232,913	0.2
1,866	Swisscom AG	1,190,829	0.1
4,588	Temenos AG	319,261	0.0
241,284	UBS Group AG	5,105,763	0.5
1,946	(2) VAT Group AG	703,058	0.1
10,842	Zurich Insurance Group AG	5,195,472	0.5
		117,490,691	10.3

	United Kingdom: 12.8%
70,135	3i Group PLC	1,461,851	0.1
146,152	Abrdn PLC	367,844	0.0
13,093	Admiral Group Plc	328,776	0.0
91,566	Anglo American PLC	3,045,607	0.3
28,416	Antofagasta PLC	556,595	0.1
31,642	Ashtead Group PLC	1,942,964	0.2
25,639	Associated British Foods PLC	615,279	0.1
111,657	AstraZeneca PLC	15,470,478	1.4
67,161	(2) Auto Trader Group PLC	512,281	0.0
201,989	Aviva PLC	1,008,957	0.1
222,594	BAE Systems PLC	2,692,513	0.2
1,142,512	Barclays PLC	2,056,402	0.2
72,185	Barratt Developments PLC	415,407	0.0
7,832	Berkeley Group Holdings PLC	405,758	0.0
1,307,685	BP PLC	8,265,210	0.7
153,244	British American Tobacco PLC	5,371,850	0.5
63,460	British Land Co. PLC	304,395	0.0
500,902	BT Group PLC	902,285	0.1
24,328	Bunzl PLC	918,927	0.1
27,731	Burberry Group PLC	887,937	0.1
73,739	CNH Industrial NV	1,128,298	0.1
14,815	Coca-Cola European Partners PLC - USD	876,900	0.1
126,591	Compass Group PLC	3,181,412	0.3
10,062	Croda International PLC	808,714	0.1
163,821	Diageo PLC	7,311,238	0.6
42,432	Entain PLC	658,971	0.1
66,383	Experian PLC	2,185,830	0.2
293,094	GSK PLC	5,178,745	0.5
365,992	Haleon PLC	1,453,872	0.1
27,357	Halma PLC	755,227	0.1
25,634	Hargreaves Lansdown PLC	253,941	0.0
11,902	Hikma Pharmaceuticals PLC	246,696	0.0
1,438,904	HSBC Holdings PLC	9,779,464	0.9
64,518	Imperial Brands PLC	1,483,627	0.1
102,695	Informa PLC	880,242	0.1
12,634	InterContinental Hotels Group PLC	827,089	0.1
11,630	Intertek Group PLC	582,482	0.1
126,731	J Sainsbury Plc	436,103	0.0
185,846	JD Sports Fashion PLC	409,272	0.0
13,220	Johnson Matthey PLC	324,105	0.0
140,741	Kingfisher PLC	454,944	0.0
50,763	Land Securities Group PLC	389,682	0.0
430,405	Legal & General Group PLC	1,272,963	0.1
4,848,051	Lloyds Banking Group Plc	2,850,389	0.3
27,231	London Stock Exchange Group PLC	2,644,926	0.2
160,725	M&G PLC	393,940	0.0
292,160	Melrose Industries PLC	601,716	0.1
34,989	Mondi PLC	555,518	0.0
263,756	National Grid PLC	3,567,810	0.3
382,974	NatWest Group PLC	1,249,649	0.1
9,315	Next PLC	757,118	0.1
41,639	(1) Ocado Group PLC	275,707	0.0
46,573	Pearson PLC	487,380	0.0
23,010	Persimmon PLC	357,291	0.0
54,057	Phoenix Group Holdings PLC	365,230	0.0
198,114	Prudential PLC	2,712,490	0.2
51,571	Reckitt Benckiser Group PLC	3,923,373	0.3
138,017	Relx PLC (GBP Exchange)	4,469,923	0.4
181,593	Rentokil Initial Plc	1,327,174	0.1
81,036	Rio Tinto PLC	5,500,531	0.5
602,965	(1) Rolls-Royce Holdings PLC	1,110,573	0.1
63,891	Schroders PLC	364,334	0.0
87,146	Segro PLC	830,131	0.1
18,126	Severn Trent PLC	643,885	0.1
62,742	Smith & Nephew PLC	872,143	0.1
25,545	Smiths Group PLC	541,775	0.0
5,304	Spirax-Sarco Engineering PLC	778,744	0.1
77,888	SSE PLC	1,737,972	0.2
39,216	St. James's Place PLC	588,451	0.1
177,305	Standard Chartered PLC	1,343,799	0.1
254,513	Taylor Wimpey PLC	374,431	0.0
533,378	Tesco PLC	1,748,634	0.2
73,475	The Sage Group PLC	705,095	0.1
182,668	Unilever PLC - ULVRL	9,465,627	0.8
49,137	United Utilities Group PLC	643,075	0.1
1,878,027	Vodafone Group PLC	2,071,635	0.2
14,558	Whitbread PLC	537,789	0.0
77,171	WPP PLC	916,857	0.1
		145,726,248	12.8

	Total Common Stock
	(Cost $1,104,430,394)	1,100,420,762	97.0

PREFERRED STOCK: 0.5%
	Germany: 0.5%
4,281	Bayerische Motoren Werke AG	437,599	0.0
8,206	(1) Dr Ing hc F Porsche AG	1,053,239	0.1
12,838	Henkel AG & Co. KGaA	1,004,372	0.1
11,034	Porsche AG	633,432	0.0
1,754	Sartorius AG	739,237	0.1
13,373	Volkswagen AG	1,825,052	0.2

	Total Preferred Stock
	(Cost $5,766,276)	5,692,931	0.5

	Total Investments in Securities (Cost $1,110,196,670)	$1,106,113,693	97.5
	Assets in Excess of Other Liabilities	28,530,255	2.5
	Net Assets	$1,134,643,948	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	17.6%
Industrials	15.3
Health Care	12.9
Consumer Discretionary	11.9
Consumer Staples	10.2
Information Technology	7.7
Materials	7.5
Energy	4.4
Communication Services	4.4
Utilities	3.3
Real Estate	2.3
Assets in Excess of Other Liabilities	2.5
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$81,628,727	$–	$81,628,727
Austria	–	2,019,381	–	2,019,381
Belgium	–	9,724,671	–	9,724,671
China	222,748	5,730,065	–	5,952,813
Denmark	–	33,820,525	–	33,820,525
Finland	–	13,407,572	–	13,407,572
France	–	127,679,903	–	127,679,903
Germany	–	89,126,157	–	89,126,157
Hong Kong	558,555	26,437,274	–	26,995,829
Ireland	–	9,662,566	–	9,662,566
Israel	2,494,140	4,952,233	–	7,446,373
Italy	–	22,800,905	–	22,800,905
Japan	257,760	238,946,034	–	239,203,794
Luxembourg	–	1,132,534	–	1,132,534
Macau	–	1,657,453	–	1,657,453
Netherlands	883,215	71,453,768	–	72,336,983
New Zealand	–	2,708,392	–	2,708,392
Norway	–	7,316,708	–	7,316,708
Portugal	–	2,037,746	–	2,037,746
Singapore	2,536,197	14,154,883	–	16,691,080
Spain	–	29,169,286	–	29,169,286
Sweden	–	34,684,425	–	34,684,425
Switzerland	–	117,490,691	–	117,490,691
United Kingdom	876,900	144,849,348	–	145,726,248
Total Common Stock	7,829,515	1,092,591,247	–	1,100,420,762
Preferred Stock	–	5,692,931	–	5,692,931
Total Investments, at fair value	$7,829,515	$1,098,284,178	$–	$1,106,113,693
Other Financial Instruments+
Futures	746,047	–	–	746,047
Total Assets	$8,575,562	$1,098,284,178	$–	$1,106,859,740

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	262	06/16/23	$27,464,150	$746,047
			$27,464,150	$746,047

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,112,186,325.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$33,919,781
Gross Unrealized Depreciation	(37,228,427)
Net Unrealized Depreciation	$(3,308,646)